Columbia Strategic California Municipal Income Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 4.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 4.8%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.750%	4,000,000	4,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.750%	2,000,000	2,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	2.750%	2,500,000	2,500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.750%	2,000,000	2,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	2.750%	4,000,000	4,000,000
Total			14,500,000
Total Floating Rate Notes (Cost $14,500,000)			14,500,000

Municipal Bonds 93.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.2%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.500%	3,000,000	3,106,899
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,447,346
Series 2025
07/01/2055	5.500%	3,000,000	3,096,263
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,121,842
Series 2024-2
05/01/2049	5.250%	1,000,000	1,006,798
Total			12,779,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 9.5%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	2,820,686
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	841,413
06/15/2049	5.000%	1,400,000	1,238,269
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,153,785
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	618,093
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,011,452
07/01/2045	5.000%	1,705,000	1,663,347
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	3,489,646
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	688,619
06/01/2061	4.000%	2,890,000	1,867,051
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,510,491
Series 2018
08/01/2048	5.000%	1,750,000	1,643,444
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,680,470
Integrity Charter School Project
Series 2024
07/01/2064	5.600%	1,000,000	891,753
KIPP Los Angeles Projects
Series 2015A
07/01/2045	5.000%	1,000,000	956,446

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	740,194
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,009,160
Total			28,824,319
Disposal 1.5%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	3,900,000	3,698,673
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	744,996
Total			4,443,669
Higher Education 0.8%
California Municipal Finance Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2045	5.375%	1,075,000	1,062,245
11/01/2054	5.625%	1,250,000	1,233,909
Total			2,296,154
Hospital 12.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,068,590
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,057,498
11/15/2044	5.000%	2,000,000	2,050,580
Revenue Bonds
CommonSpirit Health
Series 2024A
12/01/2054	5.000%	1,750,000	1,714,035
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	3,999,138
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	3,000,000	2,662,292
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank
Revenue Bonds
Adventist Health Energy Project
Series 2024
07/01/2054	5.250%	2,000,000	1,935,377
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,552,230
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	3,701,929
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,414,577
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,572,084
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	2,891,250
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,592,169
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,091,080
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	387,786
Total			36,690,615
Human Service Provider 0.7%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,000,533
Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 0.7%
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,001,935
Local General Obligation 10.6%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	773,999
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,011,091
Series 2021B
08/01/2046	3.000%	3,175,000	2,337,776
08/01/2050	2.375%	3,000,000	1,733,773
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	3,759,817
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,382,484
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	370,489
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,828,651
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,129,109
Los Angeles Unified School District
Unlimited General Obligation Bonds
Sustainable Bonds
Series 2024-QRR
07/01/2049	4.000%	2,500,000	2,167,071
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,304,925
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	738,951
08/01/2034	0.000%	1,610,000	1,129,337
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,980,277
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	3,783,221
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,500,133
Total			31,931,104
Multi-Family 12.8%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	2,700,000	2,360,645
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	2,383,478	2,223,844
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	893,124
Series 2024
08/15/2059	5.000%	2,645,000	2,534,967
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,191,291
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,252,442
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,800,000	1,553,256

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,767,329
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,490,649
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,331,573
12/01/2056	4.000%	1,000,000	722,917
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,166,984
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,334,793
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,504,000
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	594,044
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,239,960
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	968,145
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,550,337
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,486,713
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,631,193	3,418,953
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,368,364	1,923,819
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,335,047
Total			38,844,832
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.4%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A
07/01/2028	5.000%	2,000,000	2,105,499
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	1,073,381
Series 2012A
07/01/2042	0.000%	1,780,000	972,325
Total			4,151,205
Other Bond Issue 0.7%
California Infrastructure & Economic Development Bank(c),(d)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	2,400,000	2,139,948
Ports 0.3%
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	268,908
08/01/2037	5.000%	250,000	266,242
08/01/2038	5.000%	200,000	210,893
Total			746,043
Prep School 0.8%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2054	4.000%	3,000,000	2,500,236
Prepaid Gas 8.4%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,058,233
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,354,752
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,042,067
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	1,500,000	1,562,392
Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	2,000,000	2,122,305
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	2,980,000	3,180,549
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	1,400,000	1,440,905
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,186,975
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	3,000,000	3,299,898
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	3,000,000	3,138,772
Total			25,386,848
Refunded / Escrowed 0.8%
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	150,000
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,457,896
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	730,388
Total			2,338,284
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 6.0%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	965,741
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,117,393
PRS-California Obligated Group Projects
Series 2024
04/01/2049	5.000%	1,000,000	939,952
04/01/2054	5.000%	1,540,000	1,425,469
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	4,580,000	3,779,262
California Public Finance Authority(d)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	3,000,000	2,748,948
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,167,441
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,433,639
Series 2021
04/01/2046	3.000%	1,000,000	703,772
04/01/2051	3.000%	1,250,000	820,747
Total			18,102,364
Sales Tax 3.9%
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,753,785	1,104,885
Subordinated Series 2022
11/01/2043	0.000%	766,041	475,903
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	18,600,000	5,752,924
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,569,573
Total			11,903,285

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.5%
City of Roseville
Special Tax Bonds
Amoruso Ranch Community Facilities District No. 1
Series 2024
09/01/2054	5.000%	1,500,000	1,409,885
Special Property Tax 7.5%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	790,000	792,479
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	370,000	371,103
California Municipal Finance Authority
Special Tax Bonds
Wildhawk North
Series 2024
09/01/2054	5.000%	1,500,000	1,393,333
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,462,134
09/01/2036	5.000%	2,435,000	2,436,948
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	901,590
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	718,408
09/01/2051	4.000%	865,000	694,916
City of Sacramento
Special Tax Bonds
Greenbriar Community Facilities District No. 2018-03
Series 2024
09/01/2054	5.000%	1,000,000	922,089
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,038,600
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	849,886
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,880,142
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,007,056
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	993,131
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,253,428
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,037,097
Total			22,752,340
State Appropriated 0.4%
California State Public Works Board
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,272,682
State General Obligation 4.1%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	2,867,694
Series 2024
09/01/2053	5.000%	3,000,000	3,067,012
Series 2025
03/01/2055	5.000%	3,000,000	3,072,542
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2050	4.000%	4,000,000	3,490,405
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			12,499,657
Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.9%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	7,780,000	1,314,008
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,338,786
Total			2,652,794
Turnpike / Bridge / Toll Road 4.1%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,818,739
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	3,849,085
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,583,705
06/01/2033	0.000%	2,940,000	2,156,963
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,109,926
Total			12,518,418
Water & Sewer 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,425,000	2,282,031
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d)
Refunding Revenue Bonds
Series 2022A
07/01/2047	4.000%	250,000	201,357
Total			2,483,388
Total Municipal Bonds (Cost $320,784,878)			282,724,586

Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.3%
California Pollution Control Financing Authority(b),(c),(d)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/15/25)
07/01/2043	3.700%	1,000,000	999,984
Total Municipal Short Term (Cost $1,000,000)			999,984

Money Market Funds 0.5%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(i)	1,425,657	1,425,799
Total Money Market Funds (Cost $1,425,657)		1,425,799
Total Investments in Securities (Cost: $337,710,535)		299,650,369
Other Assets & Liabilities, Net		2,828,146
Net Assets		302,478,515
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $61,913,900, which represents 20.47% of total net assets.

(e)	Zero coupon bond.

Columbia Strategic California Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2025, the total value of these securities amounted to $16,231,022, which represents 5.37% of total net assets.

(g)	Represents a security in default.
(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GAN	Grant Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Strategic California Municipal Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT123_10_R01_(09/25)